Basis of Presentation and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Preparation and Principles of Consolidation

Basis of Preparation and Principles of Consolidation

The accompanying Condensed Consolidated Balance Sheets as of September 30, 2021 and December 31, 2020, the Condensed Consolidated Statements of Operations and Comprehensive Income for the three and nine months ended September 30, 2021 and 2020, the Condensed Consolidated Statements of Stockholders’ Equity for the three and nine months ended September 30, 2021 and 2020, and the Condensed Consolidated Statements of Cash Flows for the nine months ended September 30, 2021 and 2020 reflect all adjustments that are of a normal recurring nature and that are considered necessary for a fair presentation of the results for the periods shown in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the applicable rules and regulations of the SEC for interim financial reporting periods. Accordingly, certain information and footnote disclosures have been condensed or omitted pursuant to SEC rules that would ordinarily be required under GAAP for complete financial statements. These unaudited interim Condensed Consolidated Financial Statements should be read in conjunction with the audited Consolidated Financial Statements as of December 31, 2020 and 2019 and for the years then ended and the accompanying notes thereto included in the Company’s Prospectus.

On March 29, 2021, the Company effected a 1-for-3 reverse stock split (‘‘reverse stock split’’) of its outstanding common stock, par value $0.001 per share (“common stock”), and a proportional adjustment to the existing conversion ratio of its then-outstanding Series A Preferred Stock, par value $0.01 per share (“preferred stock”). Accordingly, all share and per share amounts for all periods presented in these Condensed Consolidated Financial Statements and notes thereto, have been adjusted retrospectively, where applicable, to reflect this reverse stock split.

Basis of Preparation and Principles of Consolidation

The accompanying Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and reflect the financial statements of the Company and all of its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

On March 29, 2021, the Company effected a 1-for-3 reverse stock split (“reverse stock split”) of its outstanding common stock and a proportional adjustment to the existing conversion ratio for the preferred stock described in Footnote 13, Stockholders’ Equity.

Accordingly, all share and per share amounts for all periods presented in these consolidated financial statements and notes thereto, have been adjusted retrospectively, where applicable, to reflect this reverse stock split.

Use of Estimates and Judgments in the Preparation of the Condensed Consolidated Financial Statements

Use of Estimates and Judgments in the Preparation of the Condensed Consolidated Financial Statements

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenue and expense during the reporting periods. Significant estimates and judgments are inherent in the analysis and measurement of items including, but not limited to: revenue recognition criteria including the determination of principal versus agent revenue considerations, income taxes, the valuation and recoverability of goodwill and intangible assets, the assessment of potential loss from contingencies, the allowance for doubtful accounts, and assumptions used in determining the fair value of stock-based compensation. Management bases its estimates and assumptions on historical experience and on various other factors that are believed to be reasonable under the circumstances. Due to the inherent uncertainty involved in making estimates, actual results reported in future periods may be affected by changes in those estimates. These estimates are based on the information available as of the date of the Condensed Consolidated Financial Statements.

Use of Estimates and Judgments in the Preparation of the Consolidated Financial Statements

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenue and expense during the reporting periods. Significant estimates and judgments are inherent in the analysis and measurement of items including, but not limited to: revenue recognition criteria including the determination of principal versus agent revenue considerations, income taxes, the valuation and recoverability of goodwill and intangible assets, the assessment of potential loss from contingencies, assumptions in valuing acquired assets and liabilities assumed in business combinations, the allowance for doubtful accounts, and assumptions used in determining the fair value of stock-based compensation. Management bases its estimates and assumptions on historical experience and on various other factors that are believed to be reasonable under the circumstances. Due to the inherent uncertainty involved in making estimates, actual results reported in future periods may be affected by changes in these estimates. These estimates are based on the information available as of the date of the Consolidated Financial Statements.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act (“JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with certain new or revised accounting standards.

Financial Instruments - Credit Losses

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which is intended to provide more decision-useful information about expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. ASU 2016-13 revises the impairment model to utilize an expected loss methodology in place of the currently used incurred loss methodology, which will result in more timely recognition of losses on financial instruments, including, but not limited to accounts receivable. This guidance is effective for annual reporting periods beginning after December 15, 2022 for non-public entities, including interim periods within that reporting period. Early adoption is permitted and the update allows for a modified retrospective method of adoption. The Company is currently in the process of evaluating the impact of this standard on the Company’s Condensed Consolidated Financial Statements.

Cloud Computing

In August 2018, the FASB issued ASU No. 2018-15, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract (“ASU 2018-15”). This update was issued to align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The amendments in ASU 2018-15 are effective for annual periods beginning after December 15, 2020 for non-public entities, and interim periods within annual periods beginning after December 15, 2021. The update allows for a retrospective or prospective method of adoption.

The Company intends to adopt amendment ASU No. 2018-15 on December 31, 2021 using a prospective approach. The Company is currently in the process of evaluating the impact of this standard and its adoption is not expected to have a material impact on the Company’s Condensed Consolidated Financial Statements.

Leases

In February 2016, the FASB issued ASU No. 2016-02, Leases Topic 842 (“ASU 2016-02”). The guidance in ASU 2016-02 supersedes the lease recognition requirements in ASC 840, Leases. ASU 2016-02 requires an entity to recognize assets and liabilities arising from a lease for both financing and operating leases, along with additional qualitative and quantitative disclosures. In July 2018, FASB issued ASU No. 2018- 10, Codification Improvements to Topic 842, Leases, ("ASU No. 2018-10") to further clarify, correct and consolidate various areas previously discussed in ASU 2016-02. FASB also issued ASU No. 2018- 11, Leases: Targeted Improvements ("ASU 2018-11") to provide entities another option for transition and lessors with a practical expedient. The transition option allows entities to not apply ASU No. 2016-02 in comparative periods in the financial statements in the year of adoption. The amendments in ASU No. 2016-02, ASU No. 2018-10 and ASU No. 2018-11 are effective for fiscal years beginning after December 15, 2021 for non-public entities and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently in the process of evaluating the impact of this standard on the Company’s Condensed Consolidated Financial Statements.

Simplifying the Accounting for Income Taxes

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes (Topic 740) (“ASU 2019-12”). ASU 2019-12 issued guidance on the accounting for income taxes that, among other provisions, eliminates certain exceptions to existing guidance related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. This guidance also requires an entity to reflect the effect of an enacted change in tax laws or rates in its effective income tax rate in the first interim period that includes the enactment date of the new legislation, aligning the timing of recognition of the effects from enacted tax law changes on the effective income tax rate with the effects on deferred income tax assets and liabilities. Under existing guidance, an entity recognizes the effects of the enacted tax law change on the effective income tax rate in the period that includes the effective date of the tax law. For non-public entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. Certain amendments included in the update allows for a retrospective, modified retrospective, or prospective method of adoption. The Company is currently in the process of evaluating the impact of this standard and its adoption is not expected to have a material impact on the Company’s Condensed Consolidated Financial Statements.

Recently Issued Accounting Pronouncements

Financial Instruments — Credit Losses

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which is intended to provide more decision-useful information about expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. ASU 2016-13 revises the impairment model to utilize an expected loss methodology in place of the currently used incurred loss methodology, which will result in more timely recognition of losses on financial instruments, including, but not limited to accounts receivable. This guidance is effective for annual reporting periods beginning after December 15, 2022 for non-public entities, including interim periods within that reporting period. Early adoption is permitted. The Company is currently in process of evaluating the impact of this standard on the Company’s Consolidated Financial Statements.

Cloud Computing

In August 2018, the FASB issued ASU No. 2018-15, Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract (“ASU 2018-15”). This update was issued to align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The amendments in ASU 2018-15 are effective for annual periods beginning after December 15, 2020 for non-public entities, including interim reporting periods within those annual periods. The Company is currently in process of evaluating the impact of this standard on the Company’s Consolidated Financial Statements.

Leases

In February 2016, the FASB issued ASU No. 2016-02, Leases Topic 842 (“ASU 2016-02”). The guidance in ASU 2016-02 supersedes the lease recognition requirements in ASC Topic 840, Leases. ASU 2016-02 requires an entity to recognize assets and liabilities arising from a lease for both financing and operating leases, along with additional qualitative and quantitative disclosures. ASU 2016-02 is effective for fiscal years beginning after December 15, 2021 for non-public entities, with early adoption permitted. The Company is currently in process of evaluating the impact of this standard on the Company’s Consolidated Financial Statements.

Simplifying the Accounting for Income Taxes

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes (Topic 740) (“ASU 2019-12”). ASU 2019-12 issued guidance on the accounting for income taxes that, among other provisions, eliminates certain exceptions to existing guidance related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. This guidance also requires an entity to reflect the effect of an enacted change in tax laws or rates in its effective income tax rate in the first interim period that includes the enactment date of the new legislation, aligning the timing of recognition of the effects from enacted tax law changes on the effective income tax rate with the effects on deferred income tax assets and liabilities. Under existing guidance, an entity recognizes the effects of the enacted tax law change on the effective income tax rate in the period that includes the effective date of the tax law. This guidance is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The adoption of this guidance is not expected to have a material impact on the Company’s Consolidated Financial Statements.

Reference Rate Reform

In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04, “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU No. 2020-04”). The amendment in this update provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendment in this update applies only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The expedients and exceptions provided by the amendment does not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. The amendment in this update is effective for all entities as of March 12, 2020 through December 31, 2022. The Company adopted this amendment on March 12, 2020. There was no impact to the Consolidated Financial Statements for the year ended December 31, 2020. The Company continues to monitor the transition of LIBOR to alternative reference rate measures.